Regulatory Capital	12 Months Ended
Dec. 31, 2015
Regulatory Capital [Abstract]
Regulatory Capital

17.  Regulatory Capital

A significant measure of the strength of a financial institution is its capital base. Federal regulators have classified and defined capital into the following components: (1) tier 1 capital, which includes tangible shareholders’ equity for common stock, qualifying preferred stock and certain qualifying hybrid instruments, and (2) tier 2 capital, which includes a portion of the allowance for loan losses, subject to limitations, certain qualifying long-term debt, preferred stock and hybrid instruments, which do not qualify for tier 1 capital. The Parent Company and its subsidiary Bank are subject to various regulatory capital requirements administered by banking regulators. Quantitative measures of capital adequacy include the leverage ratio (tier 1 capital as a percentage of tangible assets), tier 1 risk-based capital ratio (tier 1 capital as a percent of risk-weighted assets), total risk-based capital ratio (total risk-based capital as a percent of total risk-weighted assets), and common equity tier 1 capital ratio.

Minimum capital levels are regulated by risk-based capital adequacy guidelines, which require the Company and the Bank to maintain certain capital as a percentage of assets and certain off-balance sheet items adjusted for predefined credit risk factors (risk-weighted assets). Failure to meet minimum capital requirements can initiate certain mandatory and possibly discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action applicable to banks, the Company and the Bank must meet specific capital guidelines. Prompt corrective action provisions are not applicable to bank holding companies.

In September 2010, the Group of Governors and Heads of Supervision, the oversight body of the Basel Committee on Banking Supervision, adopted Basel III, which constitutes a set of capital reform measures designed to strengthen the regulation, supervision and risk management of banking organizations worldwide. In order to implement Basel III and certain additional capital changes required by the Dodd-Frank Act, the FDIC approved, as an interim final rule in July 2014, the regulatory capital requirements substantially similar to final rules issued by the Board of Governors of the Federal Reserve System (“Federal Reserve”) for U.S. state nonmember banks and the Office of the Comptroller of the Currency for national banks.

The interim final rule includes new risk-based capital and leverage ratios that will be phased-in from 2015 to 2019 for most state nonmember banks. The rule includes a new common equity Tier 1 capital (“CET1”) to risk-weighted assets ratio of 4.5% and a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets, which is in addition to the Tier 1 and Total risk-based capital requirements. The interim final rule also raises the minimum ratio of Tier 1 capital to risk-weighted assets from 4.0% to 6.0% and requires a minimum leverage ratio of 4.0%. The required minimum ratio of total capital to risk-weighted assets will remain 8.0%. The new risk-based capital requirements (except for the capital conservation buffer) became effective for the Company and the Bank on January 1, 2015.

The new rules also include a one-time opportunity to opt-out of the changes to treatment of accumulated other comprehensive income (“AOCI”) components. By making the election to opt-out, the institution may continue treating AOCI items in a manner consistent with risk-based capital rules in place prior to January 2015. The permanent opt-out election must be made on the Call Report, FR Y-9C or FR Y-9SP, as applicable, for the first reporting period after January 1, 2015 and a parent holding company must make the same election as its subsidiary bank. If the institution does not elect to opt-out, then the institution will not have an opportunity to change its methodology in future periods. The Bank and the Company have made the election to opt out of the treatment of AOCI on the appropriate March 31, 2015 filings.

In addition to the risk-based guidelines, regulators require that a bank or holding company, which meets the regulator’s highest performance and operation standards, maintain a minimum leverage ratio of 4 percent. For those institutions with higher levels of risk or that are experiencing or anticipating significant growth, the minimum leverage ratio will be proportionately increased. Minimum leverage ratios for each institution are evaluated through the ongoing regulatory examination process.

The Company’s capital amounts and ratios are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands)	Amount	Ratio	Amount		Ratio	Amount	Ratio
As of December 31, 2015
Leverage ratio	$92,442	8.82%	≥ $	41,934	4.00%	N/A	N/A
CET1	77,442	9.37		37,210	4.50	N/A	N/A
Tier I risk-based capital ratio	92,442	11.18		49,613	6.00	N/A	N/A
Total risk-based capital ratio	102,809	12.43		66,151	8.00	N/A	N/A
As of December 31, 2014
Leverage ratio	$83,615	8.71%	≥ $	38,405	4.00%	N/A	N/A
Tier I risk-based capital ratio	83,615	11.57		28,900	4.00	N/A	N/A
Total risk-based capital ratio	92,691	12.83		57,779	8.00	N/A	N/A

The Bank’s capital amounts and ratios are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2015
Leverage ratio	$83,316	7.95%	≥ $	41,908	4.00%	≥ $	52,385	5.00%
CET1	83,316	10.08		37,193	4.50		53,723	6.50
Tier I risk-based capital ratio	83,316	10.08		49,590	6.00		66,120	8.00
Total risk-based capital ratio	102,179	12.36		66,120	8.00		82,650	10.00
As of December 31, 2014
Leverage ratio	$74,819	7.80%	≥ $	38,381	4.00%	≥ $	47,976	5.00%
Tier I risk-based capital ratio	74,819	10.37		28,874	4.00		43,310	6.00
Total risk-based capital ratio	92,388	12.80		57,747	8.00		72,184	10.00

The following chart compares the risk-based capital required under existing rules to those prescribed under the interim final rule under the phase-in period described above:

	Treatment at
	December 31, 2014	December 31, 2015
Leverage ratio	4.00%	4.00%
CET1	N/A	4.50%
Additional tier 1	N/A	1.50%
Tier 1 capital ratio	4.00%	6.00%
Tier 2	4.00%	2.00%
Total capital ratio	8.00%	8.00%
Capital conservation buffer	N/A	2.50%

The interim final rule also implements revisions and clarifications consistent with Basel III regarding the various components of Tier 1 capital, including common equity, unrealized gains and losses and instruments that will no longer qualify as Tier 1 capital. The interim final rule also sets forth certain changes for the calculation of risk-weighted assets that the Bank implemented as of January 1, 2015. The new capital rules will require the Company and the Bank to meet a capital conservation buffer requirement. To meet the requirement when it is fully phased in, common equity Tier 1 capital must be maintained at an amount that exceeds the buffer level of 2.5% above each of the minimum risk-weighted asset ratios. The requirement will be phased in over a four year period, starting January 1, 2016.

At December 31, 2015 and 2014, Unity Bank is “well-capitalized” under the applicable regulatory capital adequacy guidelines.